Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Cash and Cash Equivalents
Note 5 – Cash and Cash Equivalents

A summary of cash and cash equivalents follows (in thousands):

	December 31,
	2010	2009

Cash	$46,639	$67,079
Money market funds	686	108,628
U.S. government-backed repurchase agreements	447,159	100,000
	$494,484	$275,707

Repurchase agreements represent investments in U.S. government-backed treasury issues at December 31, 2010 and 2009, under agreements to resell the securities to the counterparty.  The amounts in the money market funds are shown at fair value based on the quoted market prices of the investments.  The term of the repurchase agreements usually span overnight, but in no case is longer than 30 days.  The Company has a collateralized interest in the underlying securities of repurchase agreements, which are segregated in the accounts of the counterparty.

See additional information at the “Description of Business and Summary of Significant Accounting Policies” and “Fair Value” notes of the Notes to Consolidated Financial statements.